Commitments, Contingencies And Guarantees (Maturities Of Commitment) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Commitments To Extend Credit [Member]
Total contractual amount	¥ 332,009
Commitments To Invest In Partnerships [Member]
Total contractual amount	28,825
Commitments To Purchase Aircraft [Member]
Total contractual amount	52,411
Contractual Amount Due Less Than 1 Year [Member] | Commitments To Extend Credit [Member]
Total contractual amount	81,515
Contractual Amount Due Less Than 1 Year [Member] | Commitments To Invest In Partnerships [Member]
Total contractual amount	15,155
Contractual Amount Due Less Than 1 Year [Member] | Commitments To Purchase Aircraft [Member]
Total contractual amount	25,727
Contractual Amount Due 1 To 3 Years [Member] | Commitments To Extend Credit [Member]
Total contractual amount	48,052
Contractual Amount Due 1 To 3 Years [Member] | Commitments To Invest In Partnerships [Member]
Total contractual amount	7,961
Contractual Amount Due 1 To 3 Years [Member] | Commitments To Purchase Aircraft [Member]
Total contractual amount	26,684
Contractual Amount Due 3 To 5 Years [Member] | Commitments To Extend Credit [Member]
Total contractual amount	147,354
Contractual Amount Due 3 To 5 Years [Member] | Commitments To Invest In Partnerships [Member]
Total contractual amount	971
Contractual Amount Due More Than 5 Years [Member] | Commitments To Extend Credit [Member]
Total contractual amount	55,088
Contractual Amount Due More Than 5 Years [Member] | Commitments To Invest In Partnerships [Member]
Total contractual amount	¥ 4,738